Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net earnings	$ 107,517	$ 88,002	$ 95,274
Other comprehensive income (loss):
Foreign currency translation adjustments	(14,319)	7,152	(2,275)
Pension adjustment, net of taxes of $(1,642), $763, and $674 for the years ended June 30, 2019, 2018, and 2017, respectively	(6,122)	2,846	2,514
Other comprehensive income (loss)	(20,441)	9,998	239
Comprehensive income	$ 87,076	$ 98,000	$ 95,513